Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of Plan
1. Description of Plan:
The following description of the Ecovyst 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the plan document or summary plan description for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering substantially all U.S. employees of Ecovyst Catalyst Technologies, LLC (the “Company”) and its participating affiliates. The Plan provides for a cash-deferred option and is qualified under Section 401(k) of the Internal Revenue Code (“IRC”). It is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Plan is interpreted, administered and operated by an administrative committee (the “Benefit Plans Committee”) comprised entirely of executives of the Company.
The plan document provides for a Company investment program as a component of the Plan, which allows for the establishment of a parent company stock account through which participants may elect to invest in common shares of Ecovyst Inc., the parent of the Company (the “Parent Company”). A participant’s investment in the Ecovyst Stock Fund (the “Parent Company’s common stock”) is limited to 15% of the participant’s total account value.
Plan Amendments, Changes, and Transfers
Advanced Materials & Catalysts divestiture
On September 10, 2025, the Parent Company entered into a definitive agreement to sell its Advanced Materials & Catalysts business to Technip Energies N.V. The Parent Company completed the sale of its Advanced Materials & Catalysts business effective on December 31, 2025. The Plan was amended to fully vest all participants who ceased active participation in the Plan as a result of the Advanced Materials & Catalysts divestiture.
Transfers in
On May 6, 2025, the Parent Company completed its acquisition of the sulfuric acid production assets of Cornerstone Chemical Company LLC (“Cornerstone”). During the year ended December 31, 2025, net assets of $668,218, which includes participant account balances of $654,214 and participant loan balances of $14,004, were transferred into the Plan. These amounts are included in the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025 as “Transfers in.” The Company waived eligibility service requirements for Cornerstone employees hired as part of the asset acquisition.
Contributions
The Plan provides for employee discretionary salary reduction (pre-tax and Roth after-tax) contributions. Non-highly compensated participating employees may elect to contribute up to 50% of their basic earnings or Roth after-tax earnings to the Plan and highly compensated employees may elect to contribute up to 20% of their basic earnings or Roth after-tax earnings. The Company will make matching contributions of 50% of the first 6% of an employee’s elective deferrals of their basic or Roth after-tax earnings. Due to limitations imposed by the IRC, the aggregate amount of compensation deferral pre-tax contributions or Roth after-tax contributions with respect to any participant could not exceed $23,500 and $23,000 for the years ended December 31, 2025 and 2024, respectively. In addition, participants who attained age 50 by the end of the respective plan year were eligible to make additional catch up contributions of $7,500 for the years ended December 31, 2025 and 2024. As of January 1, 2025, the SECURE Act 2.0 of 2025 increased the additional catch up contribution threshold to $11,250 for individuals attaining ages 60-63 during the calendar year. Employees may also elect to make additional after-tax contributions (“voluntary contributions”), the maximum aggregate amount of which may not exceed 10% of the employee’s basic earnings for the calendar year. Participants may also roll-over amounts representing distributions from other qualified defined contribution plans.
The Company makes annual contributions (“Annual Contributions”) ranging from 4% to 8% of eligible compensation for the plan year depending on certain factors such as age and years of service. Amounts totaling $5,058,089 and $4,602,923 were contributed as Annual Contributions for the years ended December 31, 2025 and 2024, respectively, which are included (along with Company matching contributions) in employer contributions in the Statements of Changes in Net Assets Available for Benefits.
Investment Options
Contributions to the Plan are invested, at the direction of the participants in accordance with ERISA Sec. 404(c), in a series of mutual funds or the Parent Company’s common stock. The Plan currently offers mutual funds or shares of the Parent Company’s common stock as investment options for participants through the Plan’s trustee, Vanguard Fiduciary Trust Company (“VFTC”). Participants determine the amount to be invested and may make changes in their investment elections at any time.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, Company contributions and Plan earnings (gains and losses). Participant accounts are charged directly for the expenses associated with the administration of their participant notes, as applicable (see Note 6). Administrative or recordkeeping fees are offset by applicable credits, if any, built into fund expense ratios. Any increase or decrease in the value of the funds and all income is credited to (or losses deducted from) the participants’ accounts in direct proportion to the respective amount in each account. The benefit to which participants are entitled is the benefit that can be provided from the participants’ vested account.
Vesting and Eligibility
All participants are fully vested in their basic, voluntary and rollover contributions plus earnings thereon. Participants vest in their matching contribution account at the rate of 33-1/3% per year and become fully vested after three years of service with the Company. Employees are eligible for Plan participation on any entry date (first day of the first pay period of any calendar month) upon completion of one or more hours of service. Participants are not vested in their Annual Contributions until the completion of three years of service, at which time they become 100% vested. Notwithstanding the above, all participants become 100% vested in all accounts upon normal retirement, death while an active employee (including while serving during qualified military leave) or total disability.
Forfeited Accounts
Non-vested Company contributions are forfeited under Plan rules and serve to offset the Company’s future contributions. The Company used $288,854 and $309,850 in forfeitures to offset contributions during the years ended December 31, 2025 and 2024, respectively. The amount of unused forfeitures in the Plan totaled $285,356 and $186,046 at December 31, 2025 and 2024, respectively.
Payment of Benefits and Withdrawals
Upon termination of service due to death, disability, retirement or other reasons, any participant may elect to immediately receive a lump sum distribution or installment payments, or combination of both, equal to the vested interest of his or her account. If a participant is not fully vested in the Company matching contribution portion of his or her account on the date of termination of employment, the non-vested portion is forfeited. Upon attainment of age 59 1/2, participants may withdraw, not more than once per plan year, amounts from their rollover and basic contribution accounts. In addition, participants who have made voluntary after-tax or Roth contributions may make withdrawals from these accounts at any time, but are limited to two withdrawals during any plan year (subject to Internal Revenue Service penalties). The Plan allows participants to make hardship withdrawals of basic contributions subject to income taxation and Internal Revenue Service penalties from some or all of their vested account balances. Also, during the year ended December 31, 2020, the maximum age for required minimum distributions was increased to age 72 (from age 70 1/2). The SECURE Act 2.0 of 2022 increased the age to 73, beginning in 2023.
Participant Notes Receivable
Eligible participants may also borrow from their accounts. The minimum that may be borrowed is $1,000. The maximum that may be borrowed is the lesser of $50,000, as adjusted, or 50% of a participant’s vested account balance. The notes are secured by the balance in the participant’s account. Principal and interest is paid ratably through monthly payroll deductions over five years or less (15 years if the note is for the purchase of a primary residence) with interest at rates that range from 4.25% to 9.50% as of December 31, 2025 and 2024, which are commensurate with prevailing rates at the time the loans are initiated. Participants must pay a note origination fee as well as an annual note maintenance fee for each note. Participant notes are valued at their outstanding balances, which approximates fair value.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of a Plan termination, affected participants will become 100% vested in their accounts.